Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Change in fair value of marketable securities, tax	$ 0.1	$ (0.1)	$ 0
Change in fair value of derivatives, tax	27.8	4.8	2.5
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, tax	$ 24.8	$ (9.0)	$ 9.5